Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total convertible note payable		$ 302,480	$ 288,000
Less unamortized debt discounts: Derivative discounts		149,456	129,422
Less unamortized debt discounts: Discount on beneficial conversion feature			81,648
Less unamortized debt discounts: Original issue discount			13,164
Loan origination discounts			21,951
Convertible note payable		153,024	41,815
Less: current portion		153,024	41,815
Convertible note payable, less current portion
On October 10, 2016 Unserured loan [Member]
Total convertible note payable		275,000
On May 27, 2016 Unserured loan [Member]
Total convertible note payable
On March 11, 2016 Unsecured loan [Member]
Total convertible note payable		27,480
On March 07, 2016 Unsecured loan [Member]
Total convertible note payable
On February 24, 2016 Unsecured loan [Member]
Total convertible note payable
On January 8, 2016 Unsecured loan [Member]
Total convertible note payable
On December 28, 2015 Unsecured loan [Member]
Total convertible note payable			157,500
On December 15, 2015 Unsecured loan [Member]
Total convertible note payable			27,500
On September 21, 2015 Unsecured loan [Member]
Total convertible note payable			48,000
On September 2, 2015 Unsecured loan [Member]
Total convertible note payable			$ 55,000